Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Entity Information [Line Items]
Schedule of Allowed Return on the Net Regulatory Assets and Liabilities
Below is a chart with the allowed return on the net regulatory assets and liabilities and the associated time periods:

Period	Rate of Return	After-Tax Return
April 8, 2010 - present	8.10%	6.90%
November 1, 2008	8.25	7.00

Schedule of Net Regulatory Assets and Liabilities

Puget Energy	Remaining Amortization	December 31,
(Dollars in Thousands)	Period	2011	2010
Total PSE regulatory assets	(a)	$848,143	$887,614
Puget Energy acquisition adjustments:
Regulatory assets related to power contracts	1 year to 26 years	46,202	116,116
Service provider contracts	1 to 2 years	5,751	15,933
Various other regulatory assets	Varies	1,449	28,926
Total Puget Energy regulatory assets		$901,545	$1,048,589
Total PSE regulatory liabilities	(a)	$(366,847)	$(296,884)
Puget Energy acquisition adjustments:
Regulatory liabilities related to power contracts	1 to 41 years	(582,836)	(759,220)
Various other regulatory liabilities	Varies	(5,318)	(9,052)
Total Puget Energy regulatory liabilities		$(955,001)	$(1,065,156)
Puget Energy net regulatory asset and liabilities		$(53,456)	$(16,567)
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(a)	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments as a result of the merger. For additional information, see Note 3.

Schedule of Authorized AFUDC Rates
The authorized AFUDC rates authorized by the Washington Utilities and Transportation Commission (Washington Commission) for natural gas and electric utility plant additions based on the effective dates is as follows:

Effective Date	Washington Commission AFUDC Rates
April 8, 2010 - present	8.10%
November 1, 2008	8.25

Schedule of AFUDC
The following table presents the Company’s AFUDC amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Equity AFUDC	$5,179	$8,299	$14,485	$12,033
Washington Commission AFUDC	178	365	319	4,271
Total in other income	5,357	8,664	14,804	16,304
Debt AFUDC	4,687	7,597	11,982	12,001
Total AFUDC	$10,044	$16,261	$26,786	$28,305

The following table presents the AFUDC amounts:

	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Equity AFUDC	$32,431	$12,677	$4,177
Washington Commission AFUDC	5,108	3,715	10,693
Total in other income	37,539	16,392	14,870
Debt AFUDC	29,949	14,157	9,214
Total AFUDC	$67,488	$30,549	$24,084

Schedule of Graduated Scale of Rate Adjustment Mechanisms
The graduated scale is as follows:

Annual Power Cost Variability	Customers’ Share	Company’s Share
+/- $20 million	—%	100%
+/- $20 million - $40 million	50%	50%
+/- $40 million - $120 million	90%	10%
+/- $120 + million	95%	5%

Schedule of Accumulated Other Comprehensive Income (Loss)
The following tables present the components of the Company’s accumulated other comprehensive income (OCI) at June 30, 2012 and December 31, 2011:

Puget Energy (Dollars in Thousands)	June 30, 2012	December 31, 2011
Net unrealized loss on energy derivative instruments	$(1,186)	$(1,113)
Net unrealized loss on interest rate swaps	(5,003)	(14,599)
Net unrealized loss and prior service cost on pension plans	(15,404)	(15,195)
Total Puget Energy, net of tax	$(21,593)	$(30,907)

The following tables set forth the components of the Company’s accumulated other comprehensive income (loss) at December 31:

Puget Energy	December 31,
(Dollars in Thousands)	2011	2010
Net unrealized loss on energy derivatives	$(1,113)	$(2,658)
Net unrealized loss on interest rate swaps	(14,599)	(40,041)
Net unrealized gain and prior service cost on pension plans	(15,195)	39,630
Total Puget Energy, net of tax	$(30,907)	$(3,069)

PUGET SOUND ENERGY, INC.
Entity Information [Line Items]
Schedule of Net Regulatory Assets and Liabilities
The net regulatory assets and liabilities at December 31, 2011 and 2010 included the following:

Puget Sound Energy	Remaining Amortization	December 31,
(Dollars in Thousands)	Period	2011	2010
PGA deferral of unrealized losses on derivative instruments	(a)	$200,893	$149,681
Chelan PUD contract initiation	20 years	140,580	133,888
Storm damage costs electric	2 to 7 years (a)	87,303	103,630
Environmental remediation	(a)	65,167	62,240
Baker Dam licensing operating and maintenance costs	47 years	63,272	63,459
Deferred income taxes	(a)	61,344	73,337
Deferred Washington Commission AFUDC	Varies up to 26 years	56,315	53,378
Energy conservation costs	1 to 2 years	35,111	48,367
Unamortized loss on reacquired debt	1 to 40 years	33,023	18,304
White River relicensing and other costs	(a)	30,993	32,260
Mint Farm ownership and operating costs	13.3 years	26,582	29,364
Investment in Bonneville Exchange power contract	5.5 years	19,396	22,923
PCA mechanism	(a)	6,818	15,618
PURPA electric energy supply contract buyout costs	N/A	—	40,629
PGA receivable	N/A	—	5,992
Various other regulatory assets	Varies	21,346	34,544
Total PSE regulatory assets		$848,143	$887,614
Cost of removal	(b)	$(219,087)	$(193,765)
Production tax credits	(c)	(93,618)	(20,186)
PGA payable	1 year	(25,940)	—
Summit purchase option buy-out	9 years	(13,913)	(15,488)
Deferred credit on gas pipeline capacity	Varies up to 6.8 years	(7,987)	(13,310)
Renewable energy credits	(a)	(2,780)	(48,493)
Various other regulatory liabilities	Up to 4.5 years	(3,522)	(5,642)
Total PSE regulatory liabilities		$(366,847)	$(296,884)
PSE net regulatory assets and liabilities		$481,296	$590,730
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(a)
Amortization periods vary depending on timing of underlying transactions or awaiting regulatory approval in a future Washington Utilities and Transportation Commission (Washington Commission) rate proceeding.

(b)	The balance is dependent upon the cost of removal of underlying assets and the life of utility plant.

(c)	Amortization will begin once PTCs are utilized by PSE on its tax return.

Schedule of Accumulated Other Comprehensive Income (Loss)

Puget Sound Energy (Dollars in Thousands)	June 30, 2012	December 31, 2011
Net unrealized loss on energy derivative instruments	$(8,143)	$(12,934)
Net unrealized loss on treasury interest rate swaps	(6,782)	(6,941)
Net unrealized loss and prior service cost on pension plans	(165,061)	(168,704)
Total PSE, net of tax	$(179,986)	$(188,579)

Puget Sound Energy	December 31,
(Dollars in Thousands)	2011	2010
Net unrealized loss on energy derivatives	$(12,934)	$(34,612)
Net unrealized loss on treasury interest rate swaps	(6,941)	(7,257)
Net unrealized loss and prior service cost on pension plans	(168,704)	(115,778)
Total PSE, net of tax	$(188,579)	$(157,647)